Commitments and contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

14. Commitments and contingencies

The Company exercises considerable judgment in determining the exposure to risks and recognizing provisions or providing disclosure for contingent liabilities related to pending litigations or other outstanding claims and liabilities. Judgment is necessary in assessing the likelihood that a pending claim will succeed, or a liability will arise and to quantify the possible range of the final settlement. Provisions are recorded for liabilities when losses are considered probable and can be reasonably estimated. Because of the inherent uncertainties in making such judgments, actual losses may be different from the originally estimated provision. Estimates are subject to change as new information becomes available, primarily with the support of internal specialists or outside consultants, such as actuaries or legal counsel. Adjustments to provisions may significantly affect future operating results.

The following table summarizes the Company’s obligations by contractual maturity on June 30, 2024:

	Payments by Period
	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	€21,267	€15,012	€6,255	€-	€-
OSR- ARLA	166,700	166,700	-	-	-
AGC manufacturing	75,985	75,985	-	-	-
Insurance policies	11,095	6,996	4,099	-	-
Total	€275,047	€264,693	€10,354	€-	€-

The commitments with OSR relate to the office rent agreement and the ARLA while the commitments with AGC Biologics (“AGC”) relate to product manufacturing and biologic stability studies on plasmid batches. Insurance on operating leases arise related to the non-lease insurance component of the Company’s auto lease agreement, which was entered into in February 2022 and has a term of four (4) years.

The Company has not included future milestones and royalty payments in the table above because the payment obligations under these agreements are contingent upon future events, such as the Company’s achievement of specified milestones or generating product sales, and the amount, timing, and likelihood of such payments are unknown and are not yet considered probable.

CMO and CRO agreements

The Company enters into contracts in the normal course of business with CMOs, CROs, and other third parties for exploratory studies, manufacturing, clinical trials, testing, and services (shipments, travel logistics, etc.). These contracts do not contain minimum purchase commitments and, except as discussed below, are cancelable by the Company upon prior written notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancelable obligations of the Company’s vendors or third-party service providers, up to the date of cancellation. These payments are not included in the table above as the amount and timing of such payments are not known.

OSR - San Raffaele Hospital

As part of the ARLA, the Company is obligated to carry out development activities using qualified and experienced professionals and a sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).

The Company incurred €0.9 million and €1.6 million of manufacturing expenses during the first six months ended June 30, 2024, and June 30, 2023, respectively. The cumulative expense to date is €10.1 million, and there is no residual commitment for the Company at June 30, 2024.

The Company has agreed to pay OSR royalties for 4% of the net sales of each licensed product. The royalty may be reduced upon the introduction of generic competition or patent stacking, but in no event would the royalty be less than half of what it would have otherwise been, but for the generic competition or patent stacking. The Company also agreed to pay OSR a royalty of the Company’s net sublicensing income for each licensed product and to pay OSR certain milestone payments upon the achievement of certain milestone events, such as the initiation of different phases of clinical trials of a licensed product, market authorization application (“MAA”) approval by a major market country, MAA approval in the United States, the first commercial sale of a licensed product in the U.S. and certain E.U. countries, and achievement of certain net sales levels.

No events have occurred or have been achieved (and none are considered probable) to trigger any contingent payments under the ARLA during the six months ended June 30, 2024.

AGC Biologics S.p.A.

The AGC agreement dated March 6, 2019 (the “Master Service Agreement”) is non-cancelable, except in the case of breach of contract, and includes a potential milestone of €0.3 million if a phase 3 study is approved by the relevant authority, as well as potential royalty fees between 0.5% and 1.0% depending on the volume of annual net sales of the first commercial and named patient sale of the product. Under the Master Service Agreement, the Company entrusts AGC with certain development activities that will allow the Company to carry out activities related to its clinical research and manufacturing. The Master Service Agreement also includes a technology transfer fee of €0.5 million related to the transfer of the manufacturing know-how and €1.0 million related to the marketability approval by regulatory authorities. The agreement is a “pay-as-you-go” type arrangement with all services expensed in the period the services were performed.

In October 2022, the Company entered into Side Letter to the Master Service Agreement dated March 6, 2019 to negotiate a technology transfer agreement regarding the transfer and implementation of the manufacturing process in the AGC facility located in Bresso, Italy, including timeline, budget and the technology transfer protocol (the “Tech Transfer”) and AGC agreed with the Company to procure raw materials to be used under the Tech Transfer.

In December 2022, the Company signed respectively: (i) the Amendment No. 1 to the Master Service Agreement mainly to update the definition of raw materials; and (ii) a Process Transfer Agreement to agree on producing the raw materials necessary for the performance of the services related to the Tech Transfer for a total commitment of €405,000 for raw materials, €40,500 for handling and €24,000 for the stability timepoints. As of June 30, 2024, the project was completed.

In January 2023, the Company entered into a new Development and Manufacturing Service Agreement providing the framework under which AGC will provide services pursuant to one or more work statements to be entered into from time to time during the agreement term.

In February 2023, the Company entered into work statements Nos. 1 and 2 to produce Lentiviral Vector (“LVV”) for ex-vivo application (TIA-126-LV) for an estimated amount, including raw material and third-party costs, of approximately €0.7 million and €1.5 million respectively. At June 30, 2024 the work statement No. 1 was completed, while the work statement No. 2 had approximately €0.2 million to be performed.

In December 2023, the Company entered into purchase orders Nos. 41 and 42 under the Master Service Agreement, for a total amount of approximately €0.2 million. At June 30, 2024, the production activity was completed.

In January 2024, the Company entered into a new project change order No. 1 “For the Process Transfer Agreement,” governed by the term and conditions of the Process Transfer Agreement, to update stage 3 of the Process Transfer Agreement to extend Temferon shelf-life up to 18 months, for a total cost of €8,000.

During the six months ended June 30, 2024, the Company entered into purchase orders Nos. 43, 44 and 45 under the Master Service Agreement, for a total amount of approximately €0.3 million. At June 30, 2024, the production activity was not completed for purchase order No. 43 and not begun for purchase orders Nos. 44 and 45, and was subsequently cancelled in July 2024 as explained below in Note 15. Subsequent events.

In June 2024, the Company entered into a work order for the development studies on frozen apheresis and liquid cultures implementation for an estimated amount including raw materials of approximately €0.3 million.

Operating lease - office rent

On January 1, 2020, the Company began a six-year non-cancelable lease agreement for office space with OSR. Withdrawal is allowed from the fourth year with a notice of 12 months. Since the annual rent amounts approximately €15,150, at June 30, 2024, outstanding minimum payments amount to €7,575 through December 2024.

Finance lease

On February 11, 2022, the Company entered a four (4) year auto lease. This lease has been recognized as a finance lease. The automobile underlying the lease agreement is fully covered by insurance policies for the duration of the lease agreement, for a total amount of €27,985. This insurance policy is considered a non-lease component since it represents services provided separately from the auto lease agreement. Therefore, it is accounted for in insurance expense in the Consolidated Statement of Operations and Comprehensive Loss when occurred. At June 30, 2024, the outstanding payments for insurance expenses related to the automobile under lease amounted to approximately €11,000.

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of ASC 450, Contingencies.